ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES

NOTE 9 ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES

Accounts payable and accruals, and other payables consist of the following:

	May 31, 2026	August 31, 2025

Accounts payable	$245,119	$224,949
Accruals	332,338	323,245
Other payables	215,684	149,034

Total	$793,140	$697,228

NOTE 9 ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES

Accounts payable and accruals, and other payables consist of the following:

	August 31, 2025	August 31, 2024

Accounts payable	$224,949	$154,854
Accruals	323,245	113,046
Other payables	149,034	95,831
Total	$697,228	$363,731